Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share
Net Income	$ 6,995	$ 3,905	$ 3,880	$ 3,773	$ (3,779)	$ 3,701	$ 3,965	$ 3,652	$ 18,553	$ 7,539	$ 4,184
Net income attributable to noncontrolling interest									(304)	(275)	(240)
Net income attributable to AT&T									18,249	7,264	3,944
Share-based payment									12	12	11
Numerator for diluted earnings per share									$ 18,261	$ 7,276	$ 3,955
Weighted average number of common shares outstanding									5,368	5,801	5,928
Share-based payment (in shares)									17	20	22
Denominator for diluted earnings per share									5,385	5,821	5,950
Basic Earnings Per Share Attributable to AT&T	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ (0.68)	$ 0.63	$ 0.67	$ 0.60	$ 3.39	$ 1.25	$ 0.66
Diluted Earnings Per Share Attributable to AT&T	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ (0.68)	$ 0.63	$ 0.66	$ 0.60	$ 3.39	$ 1.25	$ 0.66
Stock options issued and outstanding	12				17				12	17	66
Stock options with exercise prices above average market price of company stock									3	3	40